SCHEDULE OF SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)		Apr. 28, 2026 CNY (¥)	Jan. 21, 2026 CNY (¥)	Jan. 01, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)		Mar. 25, 2025 CNY (¥)	Jan. 08, 2025 CNY (¥)
Short-Term Debt [Line Items]
Short term borrowings		$ 7,369	¥ 50,000					¥ 40,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short term borrowings	[1]		40,000
Bank of China [Member]
Short-Term Debt [Line Items]
Short term borrowings			10,000	[2]	¥ 20,000	¥ 10,000	¥ 20,000	30,000	[2]		¥ 30,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short term borrowings				[3]				¥ 10,000	[3]	¥ 10,000

[1]	On January 1, 2026, the Group entered into a loan agreement with Agricultural Bank of China to borrow RMB20.0 million as working capital for one year, with a maturity date of December 31, 2026. The loan has a fixed interest rate of 2.25% per annum. On April 28, 2026, the Group entered into a loan agreement with Agricultural Bank of China to borrow RMB20.0 million as working capital for one year, with a maturity date of April 27, 2027. The loan has a fixed interest rate of 2.31% per annum.
[2]	On January 8, 2025, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 15, 2025 and as a maturity date in January 15, 2026. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.
[3]	On March 25, 2025, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB10.0 million as working capital for one year, with a maturity date of March 26, 2026. These loans have a fixed interest rate of 2.75% per annum. The loan was fully repaid upon maturity.